NET GAIN PER COMMON SHARE (Details) - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2021	Dec. 31, 2020
PER-SHARE INFORMATION
Numerator: Net increase in net assets resulting from operations				$ 2,831,050	$ 2,213,570
Denominator: Weighted-average number of common shares outstanding, basic				10,789,294	10,869,054
Weighted-average number of common shares outstanding - diluted	11,067,402	11,067,402	11,863,392	10,789,294	10,869,054
Basic net gain per common share				$ 0.26	$ 0.20
Diluted net gain per common share				$ 0.26	$ 0.20